Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM VARIABLE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Putnam VT High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM VT HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam VT High Yield Fund seeks high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital growth is a secondary goal when consistent with achieving high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 47%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class IA shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to- date per- formance 3.10% through 3/31/13
Best calendar 18.84% quarter Q2 09
Worst calendar -19.22% quarter Q4 08

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calender quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calender quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ending 12/31/12)
Putnam VT High Yield Fund | Class IA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
2003	rr_AnnualReturn2003	26.68%
2004	rr_AnnualReturn2004	10.99%
2005	rr_AnnualReturn2005	3.47%
2006	rr_AnnualReturn2006	10.60%
2007	rr_AnnualReturn2007	3.17%
2008	rr_AnnualReturn2008	(26.20%)
2009	rr_AnnualReturn2009	50.91%
2010	rr_AnnualReturn2010	14.54%
2011	rr_AnnualReturn2011	1.85%
2012	rr_AnnualReturn2012	16.34%
1 year	rr_AverageAnnualReturnYear01	16.34%
5 years	rr_AverageAnnualReturnYear05	8.61%
10 years	rr_AverageAnnualReturnYear10	9.63%
Putnam VT High Yield Fund | Class IB
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
1 year	rr_AverageAnnualReturnYear01	16.01%
5 years	rr_AverageAnnualReturnYear05	8.37%
10 years	rr_AverageAnnualReturnYear10	9.37%
Putnam VT High Yield Fund | JPMorgan Developed High Yield Index (no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.67%
5 years	rr_AverageAnnualReturnYear05	10.48%
10 years	rr_AverageAnnualReturnYear10	10.62%